Loans (Details Textuals)				0 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Apr. 02, 2011	Mar. 15, 2012 Pingdingshan Hongyuan Energy Science And Technology Development Co Ltd Shanghai Pudong Development Bank USD ($)	Mar. 15, 2012 Pingdingshan Hongyuan Energy Science And Technology Development Co Ltd Shanghai Pudong Development Bank CNY	Sep. 14, 2011 Pingdingshan Hongyuan Energy Science And Technology Development Co Ltd Shanghai Pudong Development Bank USD ($)	Sep. 14, 2011 Pingdingshan Hongyuan Energy Science And Technology Development Co Ltd Shanghai Pudong Development Bank CNY	Jun. 16, 2011 Pingdingshan Hongyuan Energy Science And Technology Development Co Ltd Shanghai Pudong Development Bank USD ($)	Jun. 16, 2011 Pingdingshan Hongyuan Energy Science And Technology Development Co Ltd Shanghai Pudong Development Bank CNY	Mar. 15, 2012 Top Favour Limited Shanghai Pudong Development Bank USD ($)	Jun. 16, 2011 Top Favour Limited Shanghai Pudong Development Bank USD ($)	Jun. 30, 2012 Bairui Trust Co Ltd USD ($)	Jun. 30, 2012 Bairui Trust Co Ltd CNY
Debt Instrument [Line Items]
Short-term loans				$ 5,702,400	36,000,000	$ 5,033,600	32,000,000	$ 4,950,400	32,000,000
Debt, stated interest rate	1.50%		6.30%	7.22%	7.22%	6.71%	6.71%	6.435%	6.435%
Loans pledged as a collateral through bank deposit										6,500,000	6,000,000
Debt, stated interest rate										1.30%	1.30%
Short-term loans	$ 26,294,400	$ 4,950,400										$ 20,592,000	130,000,000